Noncontrolling Interests - Additional Information (Details)	Dec. 31, 2021	Dec. 31, 2020
Shangchi Automobile And Subsidiary Shenzhen Yimao [Member]
Noncontrolling interest, ownership percentage by noncontrolling owners	30.00%	30.00%